intangible assets and goodwill - Business acquisitions - prior period (Details) - Business that is complimentary to existing lines $ in Millions	6 Months Ended
Jun. 30, 2020 CAD ($)
Business acquisition
Increase (decrease) in software	$ 32
Increase (decrease) in goodwill	(22)
Increase (decrease) in deferred income taxes	$ 10